Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document Documentand Entity Information [Abstract]
Entity Registrant Name	WESTMORELAND COAL Co
Entity Central Index Key	0000106455
Document Type	8-K
Document Period End Date	Mar. 31, 2014
Amendment Flag	false